Climate change and energy transition - Price sensitivity (Details) $ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / bbl $ / MMBTU € / t $ / tCO2	Dec. 31, 2022 € / t	Dec. 31, 2021 € / t
Disclosure of nature and extent of risks arising from financial instruments [line items]
EU ETS price | € / t	86	81	25
2050 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
EU ETS price | € / t	150	135
Commodity price sensitivity [Member] | NZE by 2050 scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Illustrative potential impairment (USD) | $	$ 10.0
Commodity price sensitivity [Member] | Announced pledged scenario [Member] | High range value [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Illustrative potential impairment (USD) | $	$ 3.0
Commodity price sensitivity [Member] | 2030 [Member] | Management's price assumptions [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	78
TTF | $ / MMBTU	9.1
EU ETS price | $ / tCO2	123
Commodity price sensitivity [Member] | 2030 [Member] | NZE by 2050 scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	46
TTF | $ / MMBTU	4.5
EU ETS price | $ / tCO2	146
Commodity price sensitivity [Member] | 2030 [Member] | Announced pledged scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	79
TTF | $ / MMBTU	6.8
EU ETS price | $ / tCO2	141
Commodity price sensitivity [Member] | 2040 [Member] | Management's price assumptions [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	73
TTF | $ / MMBTU	9.5
EU ETS price | $ / tCO2	150
Commodity price sensitivity [Member] | 2040 [Member] | NZE by 2050 scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	37
TTF | $ / MMBTU	4.4
EU ETS price | $ / tCO2	214
Commodity price sensitivity [Member] | 2040 [Member] | Announced pledged scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	72
TTF | $ / MMBTU	6.2
EU ETS price | $ / tCO2	182
Commodity price sensitivity [Member] | 2050 [Member] | Management's price assumptions [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	68
TTF | $ / MMBTU	9.5
EU ETS price | $ / tCO2	176
Commodity price sensitivity [Member] | 2050 [Member] | NZE by 2050 scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	28
TTF | $ / MMBTU	4.3
EU ETS price | $ / tCO2	261
Commodity price sensitivity [Member] | 2050 [Member] | Announced pledged scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Brent Blend oil price | $ / bbl	65
TTF | $ / MMBTU	5.6
EU ETS price | $ / tCO2	208